Summary of Significant Accounting Policies - Additional Information (Detail) In Thousands, unless otherwise specified	0 Months Ended	2 Months Ended	10 Months Ended	12 Months Ended												12 Months Ended								12 Months Ended											12 Months Ended
	Oct. 26, 2013 CNY	Dec. 31, 2012 CNY	Oct. 31, 2012	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2013 Government Grant USD ($)	Dec. 31, 2013 Government Grant CNY	Dec. 31, 2011 Government Grant CNY	Dec. 31, 2013 Short-term Investments USD ($)	Dec. 31, 2013 Short-term Investments CNY	Dec. 31, 2012 Short-term Investments CNY	Dec. 31, 2012 Carrying (Reported) Amount, Fair Value Disclosure CNY	Dec. 31, 2012 Estimate of Fair Value, Fair Value Disclosure CNY	Dec. 31, 2013 Minimum Single Player Games and Social Games	Dec. 31, 2013 Minimum Licensed Games	Dec. 31, 2013 Maximum Single Player Games and Social Games	Dec. 31, 2013 Maximum Licensed Games	Dec. 31, 2013 Computer software USD ($)	Dec. 31, 2013 Computer software CNY	Mar. 31, 2013 Computer software Carrying (Reported) Amount, Fair Value Disclosure CNY	Mar. 31, 2013 Computer software Estimate of Fair Value, Fair Value Disclosure CNY	Dec. 31, 2013 Mobile Games And Platforms Minimum	Dec. 31, 2013 Mobile Games And Platforms Minimum Third Party Vendors	Dec. 31, 2013 Mobile Games And Platforms Minimum Business Combinations	Dec. 31, 2013 Mobile Games And Platforms Maximum	Dec. 31, 2013 Mobile Games And Platforms Maximum Third Party Vendors	Dec. 31, 2013 Mobile Games And Platforms Maximum Business Combinations	Dec. 31, 2013 Acquired customer relationships	Dec. 31, 2012 Acquired customer relationships USD ($)	Dec. 31, 2012 Acquired customer relationships CNY	Dec. 31, 2012 Acquired customer relationships Carrying (Reported) Amount, Fair Value Disclosure CNY	Dec. 31, 2012 Acquired customer relationships Estimate of Fair Value, Fair Value Disclosure CNY	Dec. 31, 2013 Mobile game product development costs	Dec. 31, 2013 Mobile game licenses Minimum	Dec. 31, 2013 Mobile game licenses Maximum	Dec. 31, 2013 Acquired contract with mobile network operator
Significant Accounting Policies [Line Items]
Currency translation description				Amounts in US$ are presented for the convenience of the reader and are translated at the noon buying rate of US$1.00 to RMB6.0537 on December 31, 2013 in the City of New York for cable transfers of RMB as certified for customs purposes by the Federal Reserve Bank of New York. No representation is made that the RMB amounts could have been, or could be, converted into US$ at such rate.	Amounts in US$ are presented for the convenience of the reader and are translated at the noon buying rate of US$1.00 to RMB6.0537 on December 31, 2013 in the City of New York for cable transfers of RMB as certified for customs purposes by the Federal Reserve Bank of New York. No representation is made that the RMB amounts could have been, or could be, converted into US$ at such rate.
Fixed rate time deposit classified as short-term investment minimum maturity period				3 months	3 months
Fixed rate time deposit classified as short-term investment maximum maturity period				12 months	12 months
Short-term investments		45,000		$ 8,552	51,772	45,000
Interest income											223	1,351	560
Cost method investment, percentage acquired	4.00%
Payment to acquire cost method investment	2,000
Doubtful account written off						553
Loss on impairment of goodwill					0	33,517
Estimated Useful Lives																				5 years	5 years			1 year	1 year	1 year	6 years	5 years	6 years	7 years					3 years	2 years	6 years	3 years
Loss on impairment of intangible assets				432	2,613	10,910
Fair value measurement, discount rate						21.77%
Fair value measurement, long term growth rate						3.00%
Goodwill														598,358	564,841
Acquired intangible assets																						2,613	0										10,910	0
Finite lived intangible assets, impairment loss					2,613	10,910														432	2,613										1,751	10,910
Billing confirmations period after the end of each month																30 days	30 days	120 days	60 days
Business taxes, value-added taxes and surcharges				706	4,274	9,115	11,749
Business tax rate			5.00%
Value-added tax rate		6.00%
Research and development expenses				8,969	54,294	35,071	24,566
Operating leases, total rental expenses				586	3,546	1,684	1,081
Government grant received								425	2,570	150
Other income									150
Other non-current liabilities		2,150		330	2,000	2,150		330	2,000
Other current liabilities		1,443		$ 466	2,826	1,443		$ 449	2,720